Allowance for Loan Losses by Portfolio Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses:
Beginning balance	$ 8,316	$ 7,741	$ 6,253
Charge-offs	(2,929)	(2,361)	(317)
Recoveries	515	61	55
Provision	3,250	2,875	1,750
Ending balance	9,152	8,316	7,741
Loans individually evaluated for impairment	2,832	3,626	1,774
Loans collectively evaluated for impairment	6,320	4,690	5,967
Total	9,152	8,316	7,741
Loans individually evaluated for impairment	19,401	17,422	15,529
Loans collectively evaluated for impairment	455,361	429,832	409,540
Total	474,762	447,254	425,069
Commercial
Allowance for loan losses:
Beginning balance	474	634	626
Charge-offs	(105)	(272)	(35)
Recoveries	1	1	10
Provision	595	111	33
Ending balance	965	474	634
Loans individually evaluated for impairment	353	0	0
Loans collectively evaluated for impairment	612	474	634
Total	965	474	634
Loans individually evaluated for impairment	1,153	0	0
Loans collectively evaluated for impairment	61,323	51,726	51,784
Total	62,476	51,726	51,784
Construction and development
Allowance for loan losses:
Beginning balance	283	223	0
Charge-offs	0	0	0
Recoveries	0	0	0
Provision	133	60	223
Ending balance	416	283	223
Loans individually evaluated for impairment	0	0	0
Loans collectively evaluated for impairment	416	283	223
Total	416	283	223
Loans individually evaluated for impairment	0	1,105	0
Loans collectively evaluated for impairment	18,215	13,466	12,472
Total	18,215	14,571	12,472
Commercial real estate
Allowance for loan losses:
Beginning balance	6,425	5,719	4,548
Charge-offs	(2,256)	(1,801)	0
Recoveries	435	0	0
Provision	2,003	2,507	1,171
Ending balance	6,607	6,425	5,719
Loans individually evaluated for impairment	2,479	3,626	1,774
Loans collectively evaluated for impairment	4,128	2,799	3,945
Total	6,607	6,425	5,719
Loans individually evaluated for impairment	17,181	16,041	15,529
Loans collectively evaluated for impairment	267,845	256,792	242,912
Total	285,026	272,833	258,441
Consumer
Allowance for loan losses:
Beginning balance	158	194	171
Charge-offs	(244)	(206)	(144)
Recoveries	71	52	45
Provision	145	118	122
Ending balance	130	158	194
Loans individually evaluated for impairment	0	0	0
Loans collectively evaluated for impairment	130	158	194
Total	130	158	194
Loans individually evaluated for impairment	0	0	0
Loans collectively evaluated for impairment	8,361	9,821	10,772
Total	8,361	9,821	10,772
Residential real estate
Allowance for loan losses:
Beginning balance	976	971	908
Charge-offs	(324)	(82)	(138)
Recoveries	8	8	0
Provision	374	79	201
Ending balance	1,034	976	971
Loans individually evaluated for impairment	0	0	0
Loans collectively evaluated for impairment	1,034	976	971
Total	1,034	976	971
Loans individually evaluated for impairment	1,067	276	0
Loans collectively evaluated for impairment	99,617	98,027	91,600
Total	$ 100,684	$ 98,303	$ 91,600